UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-24068

Atlas U.S. Government Money Market Fund, Inc.
(Exact name of registrant as specified in charter)

225 Pictoria Drive Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

Pedro Gonzalez
Buchanan Office Center, Road 165 No. 40, Suite 201, Guaynabo, PR 00968
(Name and address of agent for service)

Registrant’s telephone number, including area code:	855-969-8440

Date of fiscal year end:	6/30

Date of reporting period:	6/30/26

Item 1. Reports to Stockholders.

(a)

Atlas U.S. Government Money Market Fund - Class A (AAAXX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$66	0.75%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Additional information is available on the Fund’s website (https://www.atlas-am.com/doc-mmf-informe-anual), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund - Class A (AAAXX)

TSR-AR 063026-AAAXX

Atlas U.S. Government Money Market Fund - Class I (AAIXX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$44	0.50%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Additional information is available on the Fund’s website (https://www.atlas-am.com/doc-mmf-informe-anual), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund - Class I (AAIXX)

TSR-AR 063026-AAIXX

Atlas U.S. Government Money Market Fund - Class P (AAPXX)

Annual Shareholder Report - June 30, 2026

Fund Overview

This annual shareholder report contains important information about Atlas U.S. Government Money Market Fund for the period of August 18, 2025 to June 30, 2026. You can find additional information about the Fund at https://www.atlas-am.com/doc-mmf-informe-anual. You can also request this information by contacting us at (855) 969-8440.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class P	$92	1.05%Footnote Reference*
Footnote	Description
Footnote*	Annualized. Expenses would be higher if the Fund had been in operations for the full twelve-month reporting period.

Fund Statistics

Table Summary
Net Assets	$82,837,137
Number of Portfolio Holdings	6
Total Advisory Fees Paid (net of waivers)	$1,065

Maturity Weightings (% of net assets)

Table Summary
Value	Value
1 - 30 days	100.0

Asset Weighting (% of total investments)

Table Summary
Value	Value
Repurchase Agreements	22.9%
U.S. Government & Agencies	77.1%

Material Fund Changes

No material changes occurred during the year ended June 30, 2026.

Additional information is available on the Fund’s website (https://www.atlas-am.com/doc-mmf-informe-anual), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Atlas U.S. Government Money Market Fund - Class P (AAPXX)

TSR-AR 063026-AAPXX

(b)	Not applicable

Item 2. Code of Ethics.

(a)       The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)       N/A

(c)       During the period covered by this report, there were no amendments to any provision of the code of ethics.

(d)       During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

(e)       N/A

(f)       See Item 19(a)(1)

Item 3. Audit Committee Financial Expert.

(a)	The Registrant’s board of trustees has determined that Fernando Nido is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Nido is independent for purposes of this Item 3.

(a)(2)	Not applicable.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

2026 - $18,500

2025 – N/A

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

2026 - None

2025 – N/A

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

2026 - None

2025 –N/A

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item was $0 for the fiscal year ended June 30, 2026.

(e)(1)      The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)      There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)            Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)           All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal year ended June 30, 2026 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)           Not applicable.

(i)            Not applicable.

(j)            Not applicable.

Item 5. Audit Committee of Listed Registrants. Not applicable.

Item 6. Investments. The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

ATLAS U.S. GOVERNMENT MONEY MARKET FUND, INC.

ANNUAL FINANCIAL STATEMENTS

and ADDITIONAL INFORMATION

June 30, 2026

ATLAS U.S. GOVERNMENT MONEY MARKET FUND, INC.
SCHEDULE OF INVESTMENTS
June 30, 2026

Principal		Coupon Rate
Amount ($)		(%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 77.1%
	GOVERNMENT OWNED, NO GUARANTEE — 15.0%
12,468,000	Federal Home Loan Bank Discount Notes(a)	3.6100	07/17/26	$12,447,996

	GOVERNMENT SPONSORED — 12.1%
10,000,000	Federal Home Loan Bank(a)	3.4800	07/01/26	10,000,000

	U.S. TREASURY BILLS — 50.0%
5,000,000	United States Treasury Bill(a)	3.5900	07/02/26	4,999,501
31,706,000	United States Treasury Bill(a)	3.5800	07/07/26	31,687,045
4,730,000	United States Treasury Bill(a)	3.6200	07/09/26	4,726,200
				41,412,746

	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $63,860,742)			63,860,742

	REPURCHASE AGREEMENT - 22.9%
19,000,000	Repurchase Agreement with Atlas U.S. Tactical Income Fund, Inc., dated 6/24/26, Repurchase Price: $19,014,334 (Collateral: $19,843,032 Government National Mortgage Association, 5.50-6.50%, due 10/20/2052-6/20/2053, Par $19,000,000)(b)	3.8800	07/01/26	19,000,000

	TOTAL REPURCHASE AGREEMENT (Cost $19,000,000)			19,000,000

	TOTAL INVESTMENTS - 100.0% (Cost $82,860,742)			$82,860,742
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%			(23,605)
	NET ASSETS - 100.0%			$82,837,137

(a)	Annualized yield at time of purchase; not a coupon rate.

(b)	Affiliated security.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Assets and Liabilities
June 30, 2026

Assets:
Unaffiliated Investments, at fair value (cost $63,860,742)	$63,860,742
Affiliated investment, at fair value (cost $19,000,000)	19,000,000
82,860,742
Cash	1,883
Receivable for Fund shares sold	92,151
Interest receivable	17,135
Prepaid expenses and other assets	2,695
Total Assets	82,974,606

Liabilities:
Income payable	47,571
Payable to related parties	17,748
Distribution fees payable	9,725
Investment advisory fees payable	4,997
Payable for Fund shares redeemed	300
Accrued expenses and other liabilities	57,128
Total Liabilities	137,469
Net Assets	$82,837,137

Net assets:
Paid-in capital	$82,837,169
Accumulated losses	(32)
Total Net Assets	$82,837,137

Shares outstanding, $0.01 par value, 150,000,000 shares authorized
Class A Shares	49,976,917
Class I Shares	32,858,444
Class P Shares	1,808
82,837,169

Class A Shares:
Net Assets	$49,976,896
Net assets, offering price and redemption price per share	$1.00

Class I Shares:
Net Assets	$32,858,433
Net assets, offering price and redemption price per share	$1.00

Class P Shares:
Net Assets	$1,808
Net assets, offering price and redemption price per share	$1.00

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Operations
For the Period* Ended June 30, 2026

Investment Income:
Interest (including income on affiliated security of $264,648)	$2,292,497
Total investment income	2,292,497

Expenses:
Investment advisory fees	123,317
Distribution fees:

Class A	99,840
Class P	15
Organizational fees	57,268
Transfer agent fees	42,765
Administration fee	36,198
Fund accounting fees	30,237
Offering costs	27,888
Directors’ fees	26,812
Printing expenses	20,675
Audit fees	18,499
Professional fees	13,312
Legal fees	10,000
Custody fees	7,763
Insurance expense	3,370
Shareholder service fees	998
Other expenses	10,810
Total expenses	529,767
Less: Advisory fees voluntarily waived by Adviser	(122,252)
Net expenses	407,515
Net investment income	1,884,982

Realized and Unrealized Gain (Loss):
Net realized loss on:
Investments (including realized gain of $0 on affiliated security)	(32)
Net realized loss	(32)
Net change in unrealized appreciation (depreciation) on:
Investments (including unrealized gain of $0 on affiliated security)	—
Net change in unrealized appreciation	—

Net increase in net assets from operations	$1,884,950

*	The Fund commenced operations on August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Statement of Changes in Net Assets

Period*
Ended
June 30, 2026
From Operations:
Net investment income	$1,884,982
Net realized loss on investments	(32)
Net increase in net assets from operations	1,884,950

Distributions to shareholders:
From distributable earnings
Class A	(1,203,184)
Class I	(681,726)
Class P	(72)
Distributions to shareholders:	(1,884,982)

From capital share transactions:
Shares sold
Class A	104,117,160
Class I	46,397,734
Class P	4,018

Shares issued in reinvestment of distributions
Class A	1,159,328
Class I	271,235
Class P	73

Shares redeemed
Class A	(55,304,571)
Class I	(13,901,525)
Class P	(7,283)
Net increase in net assets from capital share transactions	82,736,169

Net Increase in Net Assets	82,736,137

Net Assets:
Beginning of Period	101,000
End of Period	$82,837,137

*	The Fund commenced operations on August 18, 2025.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class A
	For the Period Ended June
	30, 2026+

Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.03

Net realized and unrealized gain (loss) from investment operations	(0.00	) (c)
	0.03
Less distributions:
Dividends from net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	2.64	% (a)

Net assets, end of period (in thousands)	$49,977
Ratios as a percentage of average net assets:
Expenses:
before waiver	0.95	% (b)
net of waiver	0.75	% (b)
Net investment income	3.02	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

(c)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class I
	For the Period Ended June 30,
	2026+
Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.03

Net realized and unrealized gain (loss) from investment operations	(0.00	) (c)
	0.03
Less distributions:
Dividends from net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	2.86	% (a)

Net assets, end of period (in thousands)	$32,858
Ratios as a percentage of average net assets:
Expenses:
before waiver	0.72	% (b)
net of waiver	0.50	% (b)
Net investment income	3.22	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

(c)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Financial Highlights

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period.

	Class P
	For the Period Ended June
	30, 2026+
Per-share operating performance:
Net asset value, beginning of period	$1.00

Income from investment operations:
Net investment income*	0.03

Net realized and unrealized gain (loss) from investment operations	(0.00	) (c)
	0.03
Less distributions:
Dividends from net investment income	(0.03)
Total distributions	(0.03)

Net asset value, end of period	$1.00

Total investment return based on net asset value per share**	2.32	% (a)

Net assets, end of period (in thousands)	$2
Ratios as a percentage of average net assets:
Expenses:
before waiver	1.70	% (b)
net of waiver	1.05	% (b)
Net investment income	2.78	% (b)

+	The Fund commenced operations on August 18, 2025.

*	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

**	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and distributions. Had the adviser not waived fees, total returns would have been lower.

(a)	Not annualized.

(b)	Annualized.

(c)	Amount is less than $0.01.

The accompanying notes are an integral part of these financial statements.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements
June 30, 2026

Note 1 -      Organization and Significant Accounting Policies

Atlas U.S. Government Money Market Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the ’’1940 Act’’), as a diversified, open-end investment company and operates as a government money market fund, as defined in Rule 2a-7 under the 1940 Act. The Fund was organized under the laws of the Commonwealth of Puerto Rico on March 18, 2025. The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.

The Fund currently offers Class A, Class I and Class P shares. All Classes of shares are offered at net asset value (“NAV”). Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Fund’s income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

The following is a summary of significant accounting policies followed by the Fund:

Segment Reporting – An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the Fund’s portfolio manager and chief financial officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Accounting Pronouncement – The Fund adopted FASB Accounting Standards Update 2023-09, “Income Taxes (Topic 740) Improvements to Income Tax Disclosures” (“ASU 2023-09”), which establishes new income tax disclosure requirements and modifies or eliminates certain existing disclosure provisions. The amendments in this ASU are intended to address investor requests for more transparency about income tax information and to improve the effectiveness of income tax disclosures. The Fund’s adoption of ASU 2023-09 did not have a material impact on the Fund’s financial statements.

Basis of Accounting

The financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“GAAP”) applicable to investment companies. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Accounting Standard Codification (“ASC”) Topic 946 “Financial Services – Investment Companies”.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 1 -      Organization and Significant Accounting Policies (continued)

Net Asset Value

NAV per share of the Fund is determined as of the close of regular trading on each day that the New York Stock Exchange is open for business by adding the asset value of all securities and other assets of the Fund, then subtracting its liabilities, and then dividing the result by the total number of shares outstanding.

Fair Value Measurements

The Fund follows the provisions of FASB ASC 820 – “Fair Value Measurement” for fair value measurements of financial assets and financial liabilities and for fair value measurements of non-financial items that are recognized or disclosed at fair value in the financial statements on a recurring basis and defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. It also establishes a framework for measuring fair value and expands disclosures about fair value measurements.

Investment Transactions

Investment transactions are recorded on the trade date. Differences between cost and fair values are reflected as unrealized appreciation or depreciation on investments. The Fund uses the specific identification lot method for determining realized gains or losses on investments.

Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts and premiums on fixed income securities are accreted or amortized using the effective interest method and are included in interest income.

Taxation

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund will be exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the PR Code.

The Fund recognizes the tax benefits of uncertain tax positions only where the position is more likely than not to be sustained on its merits in examination by the tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability should be recorded related to uncertain tax positions taken on returns filed for open tax years. The Fund remains subject to income tax examinations for its Puerto Rico income taxes expected to be filed in 2026.

The Fund can invest in taxable and tax-exempt securities. In general, distributions of taxable income dividends, if any, to Puerto Rico individuals, estates, and trusts are subject to a tax of 15%. Moreover, distribution of capital gain dividends, if any to (a) Puerto Rico individuals, estates, and trusts are subject to a tax of 15% and (b) Puerto Rico corporations are subject to a tax of 20%. The tax withholdings are effected at the time of payment of the corresponding dividend. Otherwise, taxable distributions are subject to regular income tax. Individual shareholders may be subject to alternate basic tax on certain fund distributions. Certain Puerto Rico entities receiving taxable income dividends are entitled to claim an 85% dividends received deduction. Fund shareholders are advised to consult their own tax advisers.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 1 -      Organization and Significant Accounting Policies (continued)

In addition, the Fund is exempt from United States income taxes, except for dividends received from United States sources, which are subject to a 10% United States withholding tax, if certain requirements are met. Dividend income is recorded net of taxes.

Shares Issues and Redemptions

In accordance with the terms of the Fund, a NAV per share is determined for each share class, as of the close of business on every business day for the purposes of issuance and redemption of the Fund’s shares.

Dividends and Distributions to Shareholders

The Fund declares dividends on a daily basis and distributes income on a monthly basis. The Fund does not generally intend to distribute capital gains unless the Board of Directors of the Fund (the “Board”) determines that capital gains must be distributed to holders of shares in order to ensure advantageous tax treatment for the Fund or its shareholders.

Concentration of Credit Risk

The Fund is designated as a diversified fund which may not invest more than 5% of the Fund’s total assets in a single issuer with the exception of obligations guaranteed by the U.S. government or one of its agencies; nor invest more than 10% of the outstanding voting securities of an issuer. In addition, at least 75% of the Fund’s assets invested in cash and cash equivalents, government securities, securities of other investment companies.

Financial instruments that potentially expose the Fund to certain concentrations of credit risk include cash in bank accounts. The cash deposits, at times, may exceed the amount insured by the Federal Deposit Insurance Corporation (“FDIC”).

Deposit accounts, including checking and savings accounts, money market deposit accounts and certificates of deposit are standardly insured up to $250,000 by the FDIC. The standard insurance coverage is per depositor, per insured bank. As of June 30, 2026, the Fund held $1,883 in cash at U.S. Bank, N.A.

Repurchase Agreements

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, with certain banks, broker/dealers and other counterparties whereby the Fund, through its custodian or a sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the value is equal to at least the principal amount of the repurchase price plus accrued interest. The custodian bank or another designated sub-custodian bank holds the collateral in a separate account until the agreement matures. If the value of the securities falls below the principal amount of the repurchase agreement plus accrued interest, the financial institution deposits additional collateral by the following business day. If the financial institution either fails to deposit the required additional collateral or fails to repurchase the securities as agreed, the Fund has the right to sell the securities and recover any resulting loss from the financial institution. If the financial institution enters into bankruptcy, the Fund’s claims on the collateral may be subject to legal proceedings.

As of June 30, 2026, the Fund held repurchase agreements with a gross value of $19,000,000. The value of the related collateral exceeded the value of the repurchase agreements at period end. The detail of the related collateral is included in the footnotes following the Fund’s Schedule of Investments.

No trades were executed by any affiliate of the Adviser.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 2 -       Fair Value Measurements

Security valuation – Atlas Asset Management LLC, the Fund’s adviser (the “Adviser”) attempts to stabilize the net asset value (“NAV”) of its Shares at $1.00 by valuing its portfolio securities using the amortized cost method. The Board may determine in good faith that another method of valuing investments is necessary to appraise their fair market value. The Fund cannot guarantee that its NAV will always remain at $1.00 per Share. The NAV is determined at the end of regular trading of the NYSE, which is generally 4:00 pm (Eastern time) but may vary due to market circumstances or other reasons (NYSE close) on each day the NYSE is open. The Board has designated the Adviser as the Fund’s valuation designee.

The Fund determines the fair value of its financial instruments based on the GAAP Fair Value Measurement framework, which establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurements). The three levels of the fair value hierarchy are described below:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of June 30, 2026, for the Fund’s assets measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
U.S. Government & Agencies	$—	$63,860,742	$—	$63,860,742
Repurchase Agreement	—	19,000,000	—	19,000,000
Total Assets	$—	$82,860,742	$—	$82,860,742

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 2 -      Fair Value Measurements (continued)

The Fund did not hold any Level 3 securities during the period.

The following is a description of the Fund’s valuation methodologies used for assets and liabilities measured at fair value:

Repurchase Agreements – Repurchase agreements are valued at cost, which approximates fair value.

U.S. Government Agency Debentures, Mortgage-Backed and Instrumentalities – These securities are stated at amortized cost, which approximates fair value. Under the amortized cost method any discount or premium is amortized ratably to the final maturity of the security and is included in interest income. Other U.S. government debt securities are classified as Level 2.

Note 3 -      Management, Advisory, Distribution and Other Fees

Investment Advisory Fees

Atlas Asset Management, LLC serves as the Fund’s investment adviser.

Pursuant to an advisory agreement between the Fund and the Adviser, the Adviser is entitled to receive a monthly fee equal to the annual rate of 0.20% of the average daily gross assets of the Fund up to $350 million and 0.15% of the average daily gross assets of the Fund above $350 million. For the period ended June 30, 2026, the Adviser earned $123,317 in investment advisory fees.

The Adviser and the Fund have entered into an expense limitation and reimbursement agreement (the “Expense Limitation Agreement”) until January 31, 2027, under which the Adviser has agreed contractually to waive its fees and to pay or absorb the ordinary operating expenses of the Fund (including offering and organizational expenses, but excluding (i) any front-end or contingent deferred loads; (ii) brokerage fees and commissions; (iii) acquired fund fees and expenses; (iv) borrowing costs (such as interest and dividend expense on securities sold short); (v) taxes; and (vi) extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and directors and contractual indemnification of Fund service providers (other than the Adviser))) in order to maintain the Fund’s operating expenses at a level which is no greater than 1.75%, 1.50% and 2.05% of the Fund’s daily gross assets for Class A Shares, Class I Shares and Class P Shares, respectively, subject to future reimbursement by the Fund to the extent that they exceed 1.75%, 1.50% and 2.05% of the Fund’s daily gross assets for Class A Shares, Class I Shares and Class P Shares, respectively, (the “Expense Limitation”). The fees waived and expenses reimbursed are subject to recoupment by the Adviser within the three years after the date on which the waiver or reimbursement occurred. The Fund will make repayments to the Adviser only if the recoupment does not cause the Fund’s expense ratio (after repayment is considered) to exceed both: (i) the Fund’s expense limitation in place at the time such amounts were waived or reimbursed, and (ii) the Fund’s current expense limitation. The Expense Limitation Agreement may be terminated by the Fund’s Board only on 60 days’ written notice to the Adviser. The Adviser did not waive any fees pursuant to the Expense Limitation Agreement during the period ended June 30, 2026, but voluntarily waived $122,252 on the Fund’s behalf, which it may not recapture.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 3 -      Management, Advisory, Distribution and Other Fees (continued)

Organizational and Offering Expenses

Organizational costs are expensed as incurred. Offering costs are accounted for as a deferred charge from the commencement of operations, and are thereafter amortized to expense over twelve months on a straight-line basis. Organizational costs consist of the costs of forming the Fund; drafting of bylaws, administration, custody and transfer agency agreements; and legal services in connection with the initial meeting of the Board and the Fund’s seed audit costs. Offering costs consist of the costs of preparing, reviewing and filing with the U.S. Securities and Exchange Commission the Fund’s registration statement; the costs of preparing, reviewing and filing of any associated marketing or similar materials; the costs associated with the printing, mailing or other distribution of the Fund’s Prospectus, Statement of Additional Information and/or marketing materials; and the amounts of associated filing fees and legal fees associated with the offering. The aggregate amount of the organizational fees and offering costs for the period ended June 30, 2026 are $57,268 and $27,888, respectively.

Distribution (12b-1) Fees

The distributor of the Fund is Northern Lights Distributors, LLC (“NLD” or the “Distributor”). The distribution fee amounts to an annual rate of up to 0.25% and 0.55% of the Class A and Class P shares, respectively, computed on the Fund’s average daily net assets. For the period ended June 30, 2026, the Fund paid distribution fees equal to $99,840 for Class A and $15 for Class P. The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. For the period ended June 30, 2026, the Distributor did not receive any underwriting commissions for sales of Class A and Class P shares.

In addition, certain affiliates of the Distributor provide services to the Fund as noted below.

Other Fees

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Fund. Pursuant to a separate servicing agreement with UFS, the Fund pays UFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. Under the terms of the Fund’s agreement with UFS, UFS pays for certain operating expenses of the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Fund, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Fund. Under the terms of such agreement, NLCS receives customary fees from the Fund.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.

Certain officers and directors of the Fund are also officers and directors of the Adviser and are not compensated by the Fund for serving in such capacity.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 4 -      Share Transactions

The Fund issued 150,000,000 shares with $0.01 par value, including Class A shares, Class I shares and Class P shares. The initial NAV per share for Class A shares, Class I shares, and Class P shares, is $1.00 per share. Transactions in shares during the period ended June 30, 2026 were as follows:

	Shares
	Class A	Class I	Class P
Shares sold	104,117,160	46,397,734	4,018
Shares issued in reinvestment of distributions	1,159,328	271,235	73
Shares redeemed	(55,304,571)	(13,901,525)	(7,283)

Net increase	49,971,917	32,767,444	(3,192)
Shares outstanding
Beginning of period	5,000	91,000	5,000
End of period	49,976,917	32,858,444	1,808

Note 5 -      Tax Information

The Fund is intended solely for residents of Puerto Rico. The Fund will be treated as a registered investment company under the PR Code. As such, the Fund is exempt from Puerto Rico income tax for a taxable year if it distributes to its shareholders at least 90% of its net income for the taxable year within the time period provided by the Puerto Rico Internal Revenue Code of 2011, as amended.

The Fund is treated as a “passive foreign investment company” (“PFIC”) under the United States Internal Revenue Code of 1986, as amended (the “U.S. Code”). The Fund will not qualify as a regulated investment company under Subchapter M of the U.S. Code and will be treated as a non-U.S. corporation whose only business activity in the United States is trading in stocks or securities for its own account, which, under the U.S. Code, generally does not constitute engaging in the conduct of a trade or business within the United States, even if its principal office is located therein. As a result, the Fund is expected to subject to U.S. federal income tax withholding only with respect to certain types of income from United States sources considered fixed, determinable, annual and periodic income (such as dividends and interest paid by U.S. payors).

In general, the Fund’s distributions will be subject to Puerto Rico income taxes as dividend income, capital gains, or some combination of both, unless you are investing through a tax-advantaged arrangement, such as a Puerto Rico tax-qualified retirement plan or an IRA, in which case your distributions may be taxed as ordinary income when withdrawn from the tax-advantaged account. Such distributions will also be subject to U.S federal income taxes and the PFIC rules if received by a U.S. person not residing in Puerto Rico. Distributions to residents of Puerto Rico who own, directly or indirectly, less than 10% of the total shares of the Fund will not be subject to U.S. federal income taxes.

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 6 -      Tax Components of Capital

The tax attributes of distributions paid during the period ended June 30, 2026 were as follows:

Fiscal Period Ended June 30, 2026
Ordinary Income	$1,884,982
Total	$1,884,982

The accumulated net investment income and accumulated net realized gain on investments (tax basis) and derivatives, respectively, (for tax purposes) at June 30, 2026, were as follows:

2026
Undistributed net investment income, beginning of period	$—
Net investment income for the period	1,884,982
Distributions	(1,884,982)
Accumulated net investment income, end of period	$—

Accumulated net realized loss on investments, beginning of period	$—
Net realized loss on investments, tax basis	(32)
Accumulated net realized loss on investments,	—
end of period, tax basis	$(32)

Note 7 –     Control Ownership

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of June 30, 2026, Pershing LLC, an account holding shares for the benefit of others in nominee name, held approximately 81% of the voting securities for the Fund. The Fund has no knowledge as to whether any beneficial owner included in these nominee accounts holds more than 25% of the voting shares of the Fund.

Note 8 –     Commitments and Contingencies

The Fund indemnifies its officers and directors for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Note 9 –     Transactions with affiliates

The Fund has entered into repurchase agreements with an affiliate throughout the period ended June 30, 2026. The affiliated investment as of year end is noted in the Schedule of Investments. The Fund is permitted to purchase and sell securities (“cross-trade”) from and to the Atlas U.S. Tactical Income Fund, Inc. Procedures have

Atlas U.S. Government Money Market Fund, Inc.
Notes to Financial Statements (Continued)
June 30, 2026

Note 9 –     Transactions with affiliates (Continued)

been designed to ensure that any cross-trade of securities by the Fund from or to an affiliate of the Fund by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 under the 1940 Act. Further, each cross-trade is effected at the current market price to save costs where allowed. For the period ended June 30, 2026, the Fund engaged in cross-trades. The cost of security purchases and the proceeds from the sale of securities for the period ended June 30, 2026 amounted to $354,020,000 and $335,020,000, respectively for the Fund. There was no realized gain or loss from cross-trades for the period ended June 30, 2026. Transactions during the period ended June 30, 2026, with affiliated companies were as follows:

	Value -				Change in
	Beginning of			Realized Gain	Unrealized Gain /	Interest	Value - End of
Affiliated Holding	Period	Purchases	Sales Proceeds	/ (Loss)	(Loss)	Income	Period	Ending Principal
Atlas U.S. Tactical Income Fund, Inc. - Repurchase Agreement	$—	$354,020,000	$335,020,000	$—	$—	$264,648	$19,000,000	$19,000,000

Note 10 –    Subsequent Events

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. The Fund’s officers have determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors of
Atlas U.S. Government Money Market Fund, Inc.

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Atlas U.S. Government Money Market Fund, Inc. (the “Fund”) as of June 30, 2026, the related statements of operations and changes in net assets and the financial highlights for the period August 18, 2025 (commencement of operations) through June 30, 2026, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2026, the results of its operations, changes in net assets, and the financial highlights for the period August 18, 2025 through June 30, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and counterparty. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the auditor of one or more Atlas Asset Management, LLC investment companies since 2023.

COHEN & COMPANY, LTD.
Cleveland, Ohio
August 28, 2026

COHEN & COMPANY, LTD.
Registered with the Public Company Accounting Oversight Board
800.229.1099 I 866.818.4538 fax I cohenco.com

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-969-8440 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Atlas U.S. Government Money Market Fund, Inc.
ADDITIONAL INFORMATION (Unaudited)
June 30, 2026

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies. Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies. Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract. Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders. None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Atlas U.S. Government Money Market Fund, Inc.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, President

Date	9/3/26

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Paul Hopgood
Paul Hopgood, Principal Executive Officer/President

Date	9/3/26

By (Signature and Title)

/s/ Pedro Gonzalez
Pedro Gonzalez, Principal Financial Officer/Treasurer

Date	9/3/26